Income Tax (Tables)	3 Months Ended
Mar. 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
Net deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets were as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$44,583	$17,599
Stock-based compensation	7,538	376
Accrued compensation	2,337	1,331
Research and development credits	4,667	2,190
Deferred rent	493	52
Unearned revenue	186	—
Deferred employer taxes	1,050	—
Interest expense	479	10
Other	23	18
Gross deferred tax assets	61,356	21,576
Valuation allowance	(58,264)	(20,082)
Total deferred tax assets	3,092	1,494

Deferred tax liabilities:
Property and equipment	(685)	(344)
Capitalized software	(2,407)	(1,150)
Total deferred tax liabilities	(3,092)	(1,494)
Net deferred tax assets	$—	$—

Reconciliation of effective income tax rate	A reconciliation of the anticipated income tax expense/
(benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the statement of operations and comprehensive loss is as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal taxes at statutory rate	21.0%	21.0%	21.0%
State taxes (net of federal benefit)	2.1	3.5	2.1
Research and development tax credits	0.6	3.4	3.7
Non-deductible stock-based compensation	(7.8)	(3.3)	(4.3)
Non-deductible expenses	—	(0.5)	(0.3)
Change in valuation allowance	(15.9)	(24.1)	(22.2)
Effective tax rate	—%	—%	—%

CM Life Sciences, Inc.
Investments, Owned, Federal Income Tax Note [Line Items]
Net deferred tax assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Net operating loss carryforward	$16,902
Organizational costs/Startup expenses	23,469
Total deferred tax asset	40,371
Valuation allowance	(40,371)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision	The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(40,371)

State
Current	$—
Deferred	—
Change in valuation allowance	40,371
Income tax provision	$—

Reconciliation of effective income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(20.0)%
Transaction costs	(1.0)%
Change in valuation allowance	0.0%
Income tax provision	0.0%